Non-controlling interest - Summarized financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Ifrs Noncontrolling Interest [Line Items]
Total current assets	$ 64,060	$ 46,287
Total non-current assets	210,683	199,928
Total current liabilities	(59,941)	(40,787)
Total non-current liabilities	(52,769)	(53,424)
Revenues for the period ended	356,852	181,123
Comprehensive (loss) income for the period	(70,848)	(35,037)
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Total current assets	12,471	6,137
Total non-current assets	85,035	38,577
Total current liabilities	(16,175)	(6,731)
Total non-current liabilities	(3,366)	(456)
Revenues for the period ended	45,184	17,869
Comprehensive (loss) income for the period	$ 3,971	$ 1,930